Share Capital and Reserves (Tables)	12 Months Ended
Mar. 31, 2020
Miscellaneous equity [abstract]
Schedule of purchase options
Continuity of Options	Year ended March 31, 2020
	Number of Options	Weighted average exercise price
Outstanding – Beginning balance	—	—
Granted	2,000,000	$0.05
Expired	—	—
Outstanding – Ending balance	2,000,000	$0.05

Schedule of options outstanding
	Options outstanding		Options exercisable
Exercise price	Number of Options	Weighted average remaining contractual life (years)	Number of Options	Weighted average remaining contractual life (years)
$0.05	2,000,000	4.51	500,000	4.51
Total	2,000,000	4.51	500,000	4.51

Schedule of share purchase warrants
	Exercise price	March 31, 2020	March 31, 2019
Issued pursuant to a loan agreement (note 9(d)(i))	$0.08	—	5,000,000
Issued pursuant to the Loan (note 9(d)(ii))	$0.05	16,000,000	—
Total		16,000,000	5,000,000